Stockholders' Equity - Additional Information (Detail) - USD ($)			1 Months Ended		12 Months Ended
	Mar. 08, 2017	Jul. 01, 2016	Aug. 31, 2015	Aug. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding under 2009 stock incentive plan					650,000	650,000
Stock options exercised					0	0
Total stock based compensation expense related to Restricted Stock Units and stock options					$ 1,865,993	$ 3,563,675
Number of outstanding common stock warrants					56,273,305
Weighted average exercise price of outstanding common stock warrants					$ 0.11
Weighted average remaining life of outstanding common stock warrants					3 years
Directors and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted during the period						650,000
Stock options exercise price						$ 0.24
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs issued to Chief Financial Officer			1,600,000
Options granted vesting period			3 years
Non equity instruments outstanding					125,000
Common Stock withheld from issuance representing estimated income taxes due from vested RSUs	10,802,144
Total stock based compensation expense related to Restricted Stock Units and stock options					$ 1,865,993	$ 3,563,675
Unamortized stock-based compensation cost related to unpaid RSUs					$ 0
Restricted Stock Units (RSUs) [Member] | CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs issued to Chief Financial Officer				7,000,000
RSUs vesting percentage				50.00%
Restricted Stock Units (RSUs) [Member] | Board of Directors and Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs issued to Chief Financial Officer			2,350,000
Restricted Stock Units (RSUs) [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs issued to Chief Financial Officer			750,000
Restricted Stock Units (RSUs) [Member] | Board Members, Company Secretary and Chief Compliance Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted during the period		650,000
Stock options granted during the period		650,000
Stock options exercise price		$ 0.24
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non equity instruments vested							125,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period					3 years
Period during which options are exercisable					10 years
Employee Stock Option [Member] | More Than 10% Common Stock Owners [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as percentage of fair market value of shares					110.00%
Minimum percentage of the company's voting stock ownership for 110% exercise price of stock options					10.00%
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as percentage of fair market value of shares					100.00%
Employee Stock Option [Member] | Maximum [Member] | More Than 10% Common Stock Owners [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period during which options are exercisable					5 years
2009 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding under 2009 stock incentive plan					0
Equity Incentive Plan [Member] | 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized to be issued under Equity Incentive Plan					32,583,475
Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | 2014 [Member] | CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted during the period					15,041,738
Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | 2014 [Member] | Directors and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted during the period					1,500,000